May-02-03 11:18am From- T-713 P.002/003 F-858

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CentNYS

NYSE

1-11294

03058104

RECD S.E.C.
MAY - 2 2003
1086

May 2, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 05 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, UnumProvident Corporation, Adjustable Conversion-Rate Equity Security Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 2, 2003. Tentative listing date – May 6, 2003.

Sincerely,

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